Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
Description of the Plan [Abstract]
Description of the Plan
Note 1 - Description of the Plan:

The following description of the Sensient Technologies Corporation Savings Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more comprehensive description of the Plan’s provisions.

The Plan is a defined contribution plan sponsored by Sensient Technologies Corporation (the Company). Substantially all domestic employees of the Company, except for employees covered by collective bargaining agreements that do not expressly provide for participation in the Plan, are eligible to participate in the Plan provided that they are expected to work at least 1,000 hours in the subsequent 12-month period. Temporary employees are eligible to participate in the Plan on the date they have attained both age 21 and completed at least 1,000 hours in the 12-month period beginning on such employee’s date of hire or any plan year that begins following such employee’s date of hire. The Setting Every Community Up for Retirement Enhancement Act (SECURE Act) requires long-term, part-time workers (LTPT) to be eligible to participate in the Plan after meeting certain service requirements. The Company currently does not have any LTPT employees that were affected by the SECURE Act. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Employees who were hired (or rehired) on or after January 1, 2006, and on or before December 31, 2013, were automatically enrolled in the Plan at 2% of eligible compensation. Employees who were hired (or rehired) on or after January 1, 2014, were automatically enrolled at 4% of eligible compensation. Employees hired (or rehired) on August 1, 2021 or after, are automatically enrolled at 6% of eligible compensation, unless the participant timely elects contributions at a different contribution percentage or elects not to participate in the Plan. Any participant automatically enrolled on or after January 1, 2010 (or rehired on or after such date), has his or her automatic deductions increase by an additional 1% each year up to a maximum of 10%, unless the participant timely elects contributions at a different contribution percentage or elects not to participate in the Plan.

The Plan accepts Roth elective deferrals made on behalf of participants. The participant’s Roth elective deferrals are allocated to a separate account maintained for such deferrals.

Employees can contribute a portion of their eligible compensation up to the maximum amount prescribed by law. Employees may also contribute amounts representing distributions from other qualified plans. Employee contributions are 100% vested at all times. Company matching contributions are also 100% vested at all times. The Company contributes an amount sufficient to provide 100% matching of the first 4% of eligible compensation contributed to the Plan by those employees who made contributions during the Plan year.

The Plan has a “Revenue Credit Program” with Fidelity Management Trust Company (the Trustee). When recordkeeping revenue earned in connection with the plan services exceeds agreed-upon compensation, the Company can deposit excess revenue, regardless of source, in a revenue credit account. These funds can be used to pay ERISA-qualified expenses or can be allocated to eligible participant accounts. Revenue credits received in 2025 totaled $32,891. During 2025, the revenue credit account earned dividends of $2,016. As of December 31, 2025 and 2024, the balance in the Revenue Credit Program account was $67,438 and $32,531, respectively.

Participants may elect an in-service withdrawal on or after attaining age 59 ½.
The administration of the Plan is the responsibility of the Benefits Administrative Committee (the Committee), which is appointed by the Compensation and Development Committee of the Company’s Board of Directors. The assets of the Plan are maintained in the Sensient Technologies Corporation Master Trust (Master Trust), which is administered under a Master Trust agreement (as described in Note 3) with the Trustee. The Trustee is responsible for maintaining the Master Trust assets and, generally, performing all other acts deemed necessary or proper to fulfill its responsibility as set forth in the Master Trust agreement pertaining to the Plan.

Participants direct the investment of their account balance from both participant and Company contributions into various investment options offered by the Plan. Participants may revise their investment allocations daily. If a participant is automatically enrolled, his or her contributions are invested in the applicable life cycle fund based on the participant’s age until the participant changes his or her election.

Individual accounts are maintained by the Trustee for each Plan participant. Each participant’s account is credited with the participant’s contribution, the Company’s matching contribution, and an allocation of Plan income and charged with withdrawals and an allocation of Plan losses and expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

The Plan allows participants to borrow funds from their account through the loan fund in an amount up to 50% of their vested balance up to a maximum of $50,000 reduced by the highest outstanding loan balance during the prior 12 month period. The minimum loan allowable is $1,000. Payroll deductions are required to repay the loan over one to five years, or longer if the loan is used to acquire a principal residence. Loans bear interest at a rate of 1.5% above the prime rate at the end of the previous quarter. Unless loans are repaid in full 90 days after the time of retirement or termination, the amount of the loan becomes taxable income to the participant. Interest rates on loans outstanding at both December 31, 2025 and 2024, ranged from 4.75% to 10.00%.

Upon separation from service with the Company due to retirement or termination, and if the participant’s vested account balance is greater than $7,000, the participant may receive his or her benefits in a lump-sum cash payment, lump-sum rollover into an individual retirement account or another employer’s eligible retirement plan, or defer receiving benefits until a future date. A participant whose vested account balance is greater than $1,000, but equal to or less than $7,000, may elect to receive a lump-sum distribution or a direct rollover to an individual retirement account, which will be established by the Company for the participant. A participant whose vested account balance is equal to or less than $1,000 will automatically receive a lump-sum distribution equal to his or her vested account balance. If the separation from service is due to permanent disability or death, the entire vested account balance is available to the participant or beneficiary(ies).

The Plan allows for hardship withdrawals in the event of financial hardship of the participant. Such distributions are made in accordance with written policies and procedures, as set forth in accordance with the Internal Revenue Code (the Code), Treasury regulations, and applicable law.